Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Accounting Judgements and Estimates
3	SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
Estimates and judgements used in preparing the financial statements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(a)	Passenger ticket breakage
The Group recognizes traffic revenues in accordance with the accounting policy stated in Note 2.4 to the consolidated financial statements. Passenger ticket breakage is recognized as revenue based on estimates. The Group estimates the value of passenger ticket breakage, reduces contract liabilities and recognizes revenue at the scheduled flight date using a portfolio based approach. The breakage rate is estimated and constrained by reference to the historical trend of passenger ticket breakage.

(b)	Recognition of contract liabilities for frequent flyer program
Passenger ticket sales earning mileage points under the Company’s frequent flyer program provide customers with mileage points earned and air transportation. A portion of passenger revenue attributable to the mileage points issued is deferred based on the relative standalone selling price approach. Significant assumptions are used in determining the estimated standalone selling price of mileage points, including the historical prices of equivalent flights and goods provided, which is estimated by reference to the quantitative value a program member receives by redeeming mileage points for flights and goods, and the estimated mileage points breakage. Mileage points breakage is estimated considering historical redemption pattern, current industry and economic trends and other relevant factors. Changes in the significant assumptions could have a significant effect on the balance of contract liabilities for frequent flyer program and the results of operations.

(c)	Provision for lease return costs for aircraft and engines
Provision for lease return costs for aircraft and engines is recognized as part of the right-of-use assets and are depreciated during the lease term. The estimation of the provision is made taking into account anticipated aircraft and engines’ utilization patterns, historical experience of actual return costs incurred and anticipated return costs, which are by reference to historical experience on returning similar airframe models and engines and aircraft return condition. Different judgements or estimates could significantly affect the estimated provision for lease return costs for aircraft and engines.

(d)	Retirement benefits
The Group operates and maintains a defined retirement benefit plan which provides eligible retirees with benefits including retirement subsidies, transportation allowance as well as other welfare. The cost of providing the aforementioned benefits in the defined retirement benefit plan is actuarially determined and recognized over the employee’s service period by utilizing various actuarial assumptions and using the projected unit credit method in accordance with the accounting policy stated in Note 2.4 to the consolidated financial statements. These assumptions include, without limitation, the selection of discount rate, annual rate of increase of per capita benefit payment and etc. The discount rate is based on management’s review of government bonds. The annual rate of increase of benefit payments is based on the general local economic conditions.
Additional information regarding the retirement benefit plan is disclosed in Note 4
0
to the consolidated financial statements.

(e)	Deferred income tax
Deferred tax assets are recognized for unused tax losses and deductible temporary difference to the extent that it is probable that taxable profit will be available against which the losses and deductible temporary difference can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies.

(f)	Provision for flight equipment spare parts
Provision for flight equipment spare parts is made based on the difference between the carrying amount and the net realizable value. The net realizable value is estimated based on current market condition, historical experience and the Company’s future operation plan for the aircraft and related spare parts. The net realizable value may be adjusted significantly due to the change of market condition and the future plan for the aircraft and related spare parts.

(g)	Depreciation of property, plant and equipment
Depreciation of components related to airframe and engine overhaul costs is based on the Group’s historical experience with similar airframe and engine models and taking into account anticipated overhaul costs, timeframe between each overhaul, ratio of actual flying hours and estimated flying hours between overhauls. Different judgements or estimates could significantly affect the estimated depreciation charge and the results of operations.
Except for components related to engine overhaul costs, other property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. The useful lives are based on the Group’s historical experience with similar assets and taking into account anticipated technological changes. The Group reviews the estimated useful lives of assets regularly in order to determine the amount of depreciation expense to be recorded during any reporting period. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.

(h)	Estimated impairment of property, plant and equipment and intangible assets
The Group tests whether property, plant and equipment and intangible assets have been impaired in accordance with the accounting policy stated in Note 2.4 to the consolidated financial statements. The recoverable amount of the cash-generating unit has been determined based on fair value less cost to sell and value-in-use
calculations.
Value-in-use
calculations use cash flow projections based on financial budgets approved by management and certain key assumptions, such as passenger-kilometers yield level, load factor, aircraft utilization rate and discount rates.

(i)	Impairment of goodwill
The Group determines whether goodwill is impaired at least on an annual basis. This requires an estimation of the value in use of the cash-generating unit to which the goodwill is allocated. Estimating the value in use requires the Group to make an estimate of the expected future cash flows from the cash-generating unit and also to choose a suitable discount rate in order to calculate the present value of those cash flows.

(j)	Fair value of unlisted equity investments
The unlisted equity investments have been valued based on a market-based valuation technique as detailed in Note 5
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to the consolidated financial statements. The valuation requires the Group to determine the comparabl
~~e~~
companies (peers) and select the price multiple. In addition, the Group makes estimates about the discount for illiquidity and size differences. The Group classifies the fair value hierarchy of these investments as Level 3.

(k)	Leases – Estimating the incremental borrowing rate (applicable from January 1, 2019)
The Group cannot readily determine the interest rate implicit in a lease, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when it needs to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating) when necessary.